Commitments and Contingencies - Collaboration Agreement and Litigation (Details) - Collaboration Agreement - The University of Texas M. D. Anderson Cancer Center ("MD Anderson") - USD ($)		9 Months Ended	12 Months Ended
	Jul. 29, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Collaboration agreement term	5 years
Amount the company has committed to pay	$ 10,000,000
Amount the company has committed to pay in year one	500,000
Subsequent payments made in first anniversary	2,000,000
Subsequent payments made in second anniversary	2,500,000
Subsequent payments made in third anniversary	2,500,000
Subsequent payments made in fourth anniversary	$ 2,500,000
Total expenses incurred under the arrangement		$ 250,000	$ 0